Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Proceeds from Business Combination
The following table reconciles the elements of the net proceeds from the Business Combination as of December 31, 2021 (in thousands):

Recapitalization
Cash inflow from SC Health's trust account, net of redemptions	$17,966
Cash inflow from PIPE	100,000
Cash inflow from SC Health Sponsor	50,000
Less: Transaction Costs	(45,515)
Net cash received from the Business Combination	$122,451
The total number of shares of the Company's ordinary shares issued and outstanding immediately following the consummation of the Business Combination was approximately 126.7 million, comprising (in thousands):

Number of Shares
Current Rockley's shareholders prior to the Business Combination	104,016
SC Health Shareholders	1,777
Sponsor Shareholders	10,563
PIPE Investors	10,000
Other Shareholders[1]	319
Total number of shares	126,675
[1] The Company issued 319,000 ordinary shares at a value of $10.0 per share to Cowen and Company LLC ("Cowen") and BCW Securities LLC in lieu of cash payment for a portion of the fees payable $3.2 million to Cowen as part of the transaction costs.